STOCKHOLDERS’ EQUITY - 10-K - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2022	Oct. 31, 2022	Mar. 31, 2021	Nov. 30, 2018	Apr. 30, 2015	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Stock-based compensation							$ 326	$ 0	$ 351	$ 0
Options outstanding (in shares)		112,612					318,014		318,014		112,612
Options outstanding, exercise price (in usd per share)		$ 39.77					$ 9.35		$ 9.35		$ 39.77
Unrecognized compensation cost, options							$ 424		$ 424
Stock options
Class of Stock [Line Items]
Unrecognized compensation cost, remaining contractual term									3 years 1 month 28 days
Private GRI
Class of Stock [Line Items]
Issuance of common stock (in shares)				76,923
Issuance of common stock				$ 100								$ 100
Redemption of common stock (in shares)		209,000
Redemption of common stock		$ 124
Purchase price (in usd per share)		$ 15.88
Warrants outstanding (in shares)		2,720,947									2,720,947	1,405,957
Options outstanding (in shares)		2,392,375									2,392,375	2,392,375
Options outstanding, exercise price (in usd per share)		$ 0.73									$ 0.73	$ 0.73
Options nonvested (in shares)		546,828									546,828	546,828
Options vested and exercisable (in shares)		1,845,547									1,845,547	1,845,547
Options vested and exercisable, aggregate intrinsic value		$ 1,107									$ 1,107
Options vested and exercisable, remaining contractual term											3 years 10 months 6 days
Unrecognized compensation cost, options		$ 279									$ 279
Private GRI | GRI Bio, Inc. Prior To Merger
Class of Stock [Line Items]
Purchase price (in usd per share)		$ 0.594
Private GRI | Restricted stock, issued April 2015
Class of Stock [Line Items]
Awards granted (in shares)						3,312,000
Grant date fair value (in usd per share)	$ 1.30					$ 1.00
Unrecognized compensation cost, other awards		$ 3,974									3,974
Private GRI | Restricted stock, issued March 2021
Class of Stock [Line Items]
Awards granted (in shares)				644,643
Grant date fair value (in usd per share)				$ 1.30
Unrecognized compensation cost, other awards		838									838
Private GRI | Restricted stock, issued October 2022
Class of Stock [Line Items]
Awards granted (in shares)			50,000
Grant date fair value (in usd per share)			$ 1.00
Unrecognized compensation cost, other awards		$ 25									$ 25
Awards vested (in shares)		25,000									25,000
Awards unvested (in shares)		25,000									25,000
Stock-based compensation											$ 25
Private GRI | Restricted stock, issued October 2022 | Vesting tranche one
Class of Stock [Line Items]
Awards granted (in shares)			12,500
Private GRI | Restricted stock, issued October 2022 | Vesting tranche two
Class of Stock [Line Items]
Awards granted (in shares)			12,500
Private GRI | Restricted stock, issued October 2022 | Vesting tranche three
Class of Stock [Line Items]
Awards granted (in shares)			12,500
Private GRI | Restricted stock, issued October 2022 | Vesting tranche four
Class of Stock [Line Items]
Awards granted (in shares)			12,500
Private GRI | Restricted stock, issued December 2022
Class of Stock [Line Items]
Awards granted (in shares)		417,000
Private GRI | Stock options
Class of Stock [Line Items]
Number of shares authorized for grant (in shares)		4,689,900									4,689,900
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant		2,247,525									2,247,525	2,297,525
Stock awards, contractual life (in years)											10 years
Unrecognized compensation cost, remaining contractual term											3 years 10 months 6 days
Private GRI | Stock options with service conditions
Class of Stock [Line Items]
Options outstanding (in shares)		1,298,718									1,298,718	1,298,718
Private GRI | Stock options with service conditions | Minimum
Class of Stock [Line Items]
Vesting period											2 years
Private GRI | Stock options with service conditions | Maximum
Class of Stock [Line Items]
Vesting period											3 years
Private GRI | Stock options with service conditions related to future receipts of funding
Class of Stock [Line Items]
Options granted, cumulative (in shares)		1,093,657									1,093,657
Options vested, cumulative (in shares)		546,829									546,829
Options nonvested (in shares)		546,828									546,828
Private GRI | Put Option
Class of Stock [Line Items]
Put right, shares (in shares)					209,000
Put right, share price (in usd per share)					$ 15.88
Private GRI | Put Option | GRI Bio, Inc. Prior To Merger
Class of Stock [Line Items]
Put right, share price (in usd per share)					$ 0.594